Provision for restructuring costs and other costs	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Provision for restructuring costs and other costs
16 Provision for restructuring and other costs
In the third quarter of 2017, Aeterna Zentaris GmbH, and its Works Council approved a restructuring program (the "2017 German Restructuring"), which was rolled out as a consequence of the negative Phase 3 clinical trial results of Zoptrex™ and the related impact on the product pipeline. This was also part of the continued strategy to transition into a commercially operating specialty biopharmaceutical organization focused on the development and commercialization of Macrilen™ (macimorelin), including through out-licensing arrangements and pursuing in-licensing opportunities.
The changes in the Company's provision for restructuring and other costs can be summarized as follows:

	Other provision	Cetrotide(R) onerous contracts	2017 German Restructuring: onerous lease	2017 German Restructuring: severance	Total
		$	$	$	$
January 1, 2017	158	574	—	—	732
Provision recognized	—	—	1,113	2,002	3,115
Utilization of provision	(152)	(145)	(19)	(138)	(454)
Change in the provision	—	(20)	10	(41)	(51)
Unwinding of discount and impact of foreign exchange rate changes	3	64	104	(16)	155
December 31, 2017	9	473	1,208	1,807	3,497
Provision recognized	—	317	—	—	317
Utilization of provision	(9)	(222)	(467)	(1,202)	(1,900)
Change in the provision	—	—	(21)	(432)	(453)
Unwinding of discount and impact of foreign exchange rate changes	—	(21)	(57)	(85)	(163)
December 31, 2018	—	547	663	88	1,298
Less: current portion	—	(136)	(663)	(88)	(887)
Non-current portion	—	411	—	—	411